Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]		Share premium [member]		Other reserves [member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2021	$ 222		$ 76,229		$ 15,314	$ (1,465)	$ (49,882)		$ 40,418
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period									(21,011)
Other comprehensive income/(expense)					(283)	1,326			1,043
Employee share awards	8		2,287		(283)				2,012
Capital raises	1		243		(122)				122
Loss for the year							(22,054)		(22,054)
Increase (decrease) through transactions with owners, equity	222		76,229		15,031	(139)	(71,936)		19,407
Other share issuances	1		217		(144)				74
Conversion of Aevitas equity instruments	24		20,442		(20,466)
Increase (decrease) in equity before transaction with owners in their capacity of owners	34		23,189		(21,015)				2,208
Balance at Jun. 30, 2022	256		99,418		(5,984)	(139)	(71,936)		21,615
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period									(23,119)
Other comprehensive income/(expense)					(106)	1,342			1,236
Equity instruments					49				49
Employee share awards	1	[1]	151	[1]	(5)				147
Capital raises	51	[2]	5,449	[2]	(446)				5,054
Loss for the year							(24,355)		(24,355)
Increase (decrease) through transactions with owners, equity	256		99,418		(6,090)	1,203	(96,291)		(1,504)
Increase (decrease) in equity before transaction with owners in their capacity of owners	52		5,600		(402)				5,250
Balance at Jun. 30, 2023	308		105,018		(6,492)	1,203	(96,291)		3,746
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period							(7,828)		(7,828)
Other comprehensive income/(expense)					84	(1,113)			(1,029)
Equity instruments					266				266
Employee share awards	15				192				207
Capital raises	64		599		(67)				596
Loss for the year									(7,828)
Balance at Dec. 31, 2023	387		105,617		(6,017)	90	(104,119)		(4,042)
Balance at Jun. 30, 2023	308		105,018		(6,492)	1,203	(96,291)		3,746
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period									(47,894)
Other comprehensive income/(expense)					7	(1,201)			(1,194)
Equity instruments					150				150
Employee share awards	19	[1]	340	[1]	241				600
Capital raises	206	[2]	2,862	[2]	(207)				2,861
Loss for the year							(46,700)		(46,700)
Increase (decrease) through transactions with owners, equity	308		105,018		(6,485)	2	(142,991)		(44,148)
Increase (decrease) in equity before transaction with owners in their capacity of owners	225		3,202		184				3,611
Balance at Jun. 30, 2024	533		108,220		(6,301)	2	(142,991)		(40,537)
Balance at Dec. 31, 2023	387		105,617		(6,017)	90	(104,119)		(4,042)
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period							(38,872)		(38,872)
Equity instruments					(116)				(116)
Employee share awards	4,000		340,000		49				393
Capital raises	142		2,263		(140)				2,265
FX on translation of foreign operations					(77)	(88)			(165)
Balance at Jun. 30, 2024	533		108,220		(6,301)	2	(142,991)		(40,537)
IfrsStatementLineItems [Line Items]
Total comprehensive loss for the period							(4,476)		(4,476)
Other comprehensive income/(expense)						394			394
Employee share awards
Capital raises	510		6,440		(247)				6,703
Loss for the year									(4,476)
Balance at Dec. 31, 2024	$ 1,043		$ 114,660		$ (6,548)	$ 396	$ (147,467)		$ (37,916)

[1]	During the year ended June 30, 2024, 282,836 shares (year ended June 30, 2023: 102,252) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.
[2]	During the year ended June 30, 2024, the company issued 1,715,191 million shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.1 million in gross proceeds.